RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to the Public Warrants (as defined in Note 4) and Private Placement Warrants that the Company issued in September 2020, the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.
In May 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC
Section 815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal to the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed
forward or option on equity shares. Based on its evaluation, management concluded that the Company’s warrants are not indexed to the Company’s common stock in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares.
The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.
As a result of the above, the Company is reclassifying the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash and cash equivalents, total assets, or cash flows.
The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein and as of the date of the Company’s consummation of its IPO.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 17, 2020 (audited)
Warrant Liability	$—	$16,290,000	$16,290,000
Total Liabilities	8,579,943	16,290,000	24,869,943
Class A Common Stock Subject to Possible Redemption	218,646,370	(16,290,000)	202,384,370
Class A common stock	113	163	276
Additional Paid-in Capital	5,001,136	579,837	5,580,973
Accumulated Deficit	(1,818)	(580,000)	(581,818)
Total Stockholders’ Equity	5,000,006	—	5,000,006

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$16,109,000	$16,109,000
Total Liabilities	8,101,692	16,109,000	24,210,692
Class A Common Stock Subject to Possible Redemption	218,646,030	(16,109,000)	202,537,030
Class A common stock	114	161	275
Additional Paid-in Capital	5,029,475	398,839	5,428,314
Accumulated deficit	(30,155)	(399,000)	(429,155)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$23,530,000	$23,530,000
Total Liabilities	8,365,328	23,530,000	31,895,328
Class A Common Stock Subject to Possible Redemption	218,249,000	(23,530,000)	194,719,000
Class A Common Stock	118	235	353
Additional Paid-in Capital	5,426,501	7,819,765	13,246,266
Accumulated Deficit	(427,187)	(7,820,000)	(8,247,187)
Total Stockholders’ Equity	5,000,007	—	5,000,007

Statement of operations for the three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	181,000	181,000
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)
Loss before provision for income taxes	(30,155)	(399,000)	(429,155)
Net loss	(30,155)	(399,000)	(429,155)
Basic and diluted net loss per share:
Class B common stock	(0.01)	(0.06)	(0.07)

Statement of operations for the Period from June 23, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	181,000	181,000
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)
Loss before provision for income taxes	(30,155)	(399,000)	(429,155)
Net loss	(30,155)	(399,000)	(429,155)
Basic and diluted net loss per share:
Class B common stock	(0.01)	(0.06)	(0.07)

	As Previously Reported	Adjustments	As Restated
Statement of operations for the Period from June 23, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	—	(7,240,000)	(7,240,000)
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)
Net loss	(427,187)	(7,820,000)	(8,247,187)
Basic and diluted net loss per share:
Class B common stock	(0.08)	(1.43)	(1.51)

Cash flow statement for the period from June 23, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(30,155)	(399,000)	(429,155)
Change in fair value of warrant liability	—	(181,000)	(181,000)
Transaction costs allocated to warrant liability	—	580,000	580,000
Net cash used in operating activities	(24,003)	—	(24,003)

Cash flow statement for the period from June 23, 2020 (inception) to December 31, 2020 (audited)
Net loss	(427,187)	(7,820,000)	(8,247,187)
Change in fair value of warrant liability	—	7,240,000	7,240,000
Transaction costs allocated to warrant liability	—	580,000	580,000
Net cash used in operating activities	(455,960)	—	(455,960)